Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged

	June 30, 2025	December 31, 2024
(in $ millions)
Book value of vessels secured against long-term loans (1)	838.4	853.0
Total	838.4	853.0

(1) Legal owner of the vessels are the respective leasing companies, see note 13.